GAIN FROM DISPOSAL OF COMPONENTS (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 31, 2015	Feb. 29, 2016	Feb. 28, 2015	Feb. 28, 2014	Apr. 30, 2015
Gain From Disposal of Components [Line Items]
Available-for-sale Securities, Noncurrent, Total		$ 188,790,669	$ 55,252,420	$ 23,894,500
Gain (Loss) on Disposition of Business		50,377,126	$ 0	$ 0
Guangzhou After School One-On-One Tutoring Business Component [Member]
Gain From Disposal of Components [Line Items]
Gain (Loss) on Disposition of Business	$ 50,000,000
Other Business Component [Member]
Gain From Disposal of Components [Line Items]
Gain (Loss) on Disposition of Business		$ 377,126
Changing Education Inc [Member]
Gain From Disposal of Components [Line Items]
Available For Sale Method Investment Ownership Percentage		30.00%
Changing Education Inc [Member] | Series B Redeemable Preferred Stock [Member]
Gain From Disposal of Components [Line Items]
Available-for-sale Securities, Noncurrent, Total					$ 6,315,790
Changing Education Inc [Member] | Series C Redeemable Preferred Stock [Member]
Gain From Disposal of Components [Line Items]
Share Price	$ 1.6922
Payments to Acquire Available-for-sale Securities, Equity	$ 30,000,000